Taxes (Schedule of Income Tax Rate) (Details)	12 Months Ended
	Jan. 31, 2015	Jan. 31, 2014	Jan. 31, 2013
Taxes [Abstract]
U.S. statutory tax rate	35.00%	35.00%	35.00%
U.S. state income taxes, net of federal income tax benefit	1.80%	2.00%	1.70%
Income taxed outside the U.S.	(2.70%)	(2.80%)	(2.60%)
Net impact of repatriated international earnings	(1.50%)	(1.40%)	(2.50%)
Other, net	(0.40%)	0.10%	(0.60%)
Effective income tax rate	32.20%	32.90%	31.00%